UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
5/31/10 (Unaudited)

CORPORATE BONDS AND NOTES (84.5%)(a)
		Principal amount	Value

Advertising and marketing services (0.1%)
Lamar Media Corp. 144A sr. sub. notes 7 7/8s, 2018		$855,000	$842,175
			842,175

Automotive (2.8%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		1,950,000	2,096,250
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		6,663,000	6,996,150
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		3,610,000	3,050,450
Dana Corp. escrow sr. notes 5.85s, 2015 (acquired
4/24/08, cost $3,671) (In default) (F)(NON)(RES)		5,483,000	5
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		202,000	210,080
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		4,490,000	4,467,550
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
7 1/2s, 2012		2,275,000	2,314,838
General Motors Corp. sr. unsec. notes 8 1/4s, 2023
(In default) (NON)		4,870,000	1,521,875
General Motors Corp. sr. unsec. unsub. notes 8 3/8s,
2033 (In default) (NON)		4,765,000	1,548,625
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		565,000	550,875
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		3,740,000	3,655,850
Navistar International Corp. sr. notes 8 1/4s, 2021		4,165,000	4,175,413
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	3,040,000	3,606,128
Visteon Corp. sr. unsec. unsub. notes 7s, 2014		$1,105,000	1,176,825
Visteon Corp. 144A sr. unsec. notes 12 1/4s, 2016		591,000	691,470
			36,062,384

Basic materials (8.1%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		4,534,000	23,804
AMH Holdings, Inc. sr. disc. unsec. notes 11 1/4s, 2014		1,140,000	1,134,300
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016		3,140,000	3,375,500
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016		2,685,000	2,738,700
Catalyst Paper Corp. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2014 (Canada)		581,000	289,048
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.257s, 2013 (Netherlands)		3,107,000	2,932,231
Compass Minerals International, Inc. 144A sr. notes
8s, 2019		3,295,000	3,426,800
FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s, 2016
(Australia)		4,430,000	4,873,000
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		8,941,000	9,700,985
Georgia-Pacific, LLC 144A company guaranty sr. unsec.
notes 7s, 2015		2,630,000	2,630,000
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 8s, 2017 (Germany)	EUR	755,000	896,984
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	505,000	596,772
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		$3,073,000	2,934,715
Huntsman International, LLC 144A sr. sub. notes
8 5/8s, 2020		1,270,000	1,196,975
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		1,380,000	1,366,200
Ineos Group Holdings PLC company guaranty sr. notes
7 7/8s, 2016 (United Kingdom)	EUR	1,215,000	1,048,524
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012
(In default) (NON)		$1,217,000	1,031,408
LBI Escrow Corp. 144A sr. notes 8s, 2017		6,535,000	6,649,363
Lyondell Chemical Co. sr. notes 11s, 2018		3,600,000	3,816,000
Metals USA, Inc. company guaranty sr. unsec. notes
11 1/8s, 2015		2,128,000	2,165,240
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		4,558,000	4,341,495
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		1,680,000	1,570,800
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.527s, 2013 (PIK)		1,791,260	223,908
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		1,990,000	2,159,150
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		4,589,000	4,301,270
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	875,000	1,164,976
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$3,425,000	3,750,375
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		2,957,000	3,212,763
Smurfit Kappa Acquisition 144A company guaranty sr.
notes 7 3/4s, 2019 (Ireland)	EUR	735,000	874,840
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$4,392,000	4,276,710

Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)	2,163,000	1,811,513
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017	865,000	886,625
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020	1,370,000	1,366,575
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	250,000	255,625
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	1,340,000	1,293,100
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016	2,625,000	2,618,438
Steel Dynamics, Inc. 144A company guaranty sr. unsec.
notes 7 5/8s, 2020	880,000	871,200
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	1,615,000	1,946,075
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	3,935,000	4,623,625
Teck Resources, Ltd. sr. unsec. notes 6 1/8s, 2035
(Canada)	1,520,000	1,455,856
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015	1,100,000	1,089,000
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016	1,355,000	1,175,463
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.094s, 2014	2,960,000	2,464,200
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014	1,960,000	2,092,300
		102,652,431

Broadcasting (2.3%)
Belo Corp. sr. unsec. unsub. notes 8s, 2016	695,000	696,738
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016	2,240,000	1,657,600
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	680,000	379,100
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. A, 9 1/4s, 2017	1,085,000	1,098,563
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	3,600,000	3,663,000
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	2,760,000	2,846,250
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019	3,050,000	3,080,500
Echostar DBS Corp. company guaranty 7 1/8s, 2016	2,532,000	2,481,360
Gray Television, Inc. 144A company guaranty sr. notes
10 1/2s, 2015	2,435,000	2,301,075
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
144A sr. notes 8 7/8s, 2017	2,845,000	2,816,550
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015	1,315,000	1,393,900
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)	3,920,348	3,327,395
Univision Communications, Inc. 144A sr. sec. notes
12s, 2014	635,000	682,625
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013	2,715,000	2,972,925
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)	1,025,000	1,281
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)	3,903,000	7,806
		29,406,668

Building materials (1.7%)
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020	2,135,000	2,081,625
Building Materials Corp. 144A sr. notes 7s, 2020	2,425,000	2,400,750
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014	5,815,000	3,459,925
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016	1,650,000	1,815,000
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	6,815,000	7,922,438
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013	3,924,199	4,081,167
		21,760,905

Cable television (2.1%)
Adelphia Communications Corp. escrow bonds zero %, 2011	81,000	1,004
Adelphia Communications Corp. escrow bonds zero %, 2010	4,000	50
Adelphia Communications Corp. escrow bonds zero %, 2010	4,000	50
Adelphia Communications Corp. escrow bonds zero %, 2011	2,223,000	27,565
Adelphia Communications Corp. escrow bonds zero %, 2010	2,906,000	36,034
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014	1,781,000	1,798,810
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020	755,000	743,675
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018	1,420,000	1,388,050
Cablevision Systems Corp. 144A sr. notes 8 5/8s, 2017	2,795,000	2,808,975
CCH II, LLC sr. notes 13 1/2s, 2016	5,538,928	6,348,996
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018	1,140,000	1,118,625
Cequel Communications Holdings I LLC/Cequel Capital
Corp.Capital Corp. 144A sr. notes 8 5/8s, 2017	4,390,000	4,236,350
Charter Communications Operating LLC/Charter
Communications Operating Capital 144A company guaranty
sr. notes 8s, 2012	2,350,000	2,452,813
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014	117,000	121,680

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		760,000	754,300
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		1,165,000	1,153,350
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		1,979,000	2,001,264
Virgin Media Finance PLC company guaranty sr. notes
8 3/8s, 2019 (United Kingdom)		395,000	395,000
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		1,030,000	1,055,750
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	255,000	329,132
			26,771,473

Capital goods (3.6%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s,
2015		$1,755,000	1,899,788
Altra Holdings, Inc. 144A sr. notes 8 1/8s, 2016		3,080,000	3,072,300
BBC Holding Corp. sr. notes 8 7/8s, 2014		3,780,000	3,628,800
Berry Plastics Corp. 144A sr. notes 9 1/2s, 2018		2,055,000	1,839,225
Bombardier, Inc. 144A sr. unsec. notes FRN 3.808s,
2013 (Canada)	EUR	1,000	1,205
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		$2,455,000	2,473,413
Kratos Defense & Security Solutions, Inc. 144A sr.
notes 10s, 2017		2,795,000	2,767,050
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		1,855,000	1,855,000
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		7,826,000	9,357,102
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		3,940,000	3,486,900
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	652,000	785,442
Reddy Ice Corp. 144A sr. notes 11 1/4s, 2015		$2,000,000	2,020,000
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015		3,890,000	1,765,088
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		4,838,000	4,922,665
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		735,000	735,000
Tenneco, Inc. company guaranty 8 5/8s, 2014		710,000	702,900
Thermadyne Holdings Corp. company guaranty sr. unsec.
sub. notes 11 1/2s, 2014		2,635,000	2,704,169
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		1,591,000	1,587,023
			45,603,070

Coal (1.6%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		4,520,000	4,463,500
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		4,745,000	4,845,831
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		2,785,000	2,830,256
International Coal Group, Inc. sr. notes 9 1/8s, 2018		2,595,000	2,595,000
Peabody Energy Corp. company guaranty 7 3/8s, 2016		5,441,000	5,645,038
			20,379,625

Commercial and consumer services (1.4%)
Aramark Corp. company guaranty 8 1/2s, 2015		3,319,000	3,310,703
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		3,640,000	3,749,200
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,757,000	1,853,635
National Money Mart Co. 144A company guaranty sr.
notes 10 3/8s, 2016 (Canada)		2,165,000	2,197,475
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		4,315,000	3,969,800
Travelport LLC company guaranty 11 7/8s, 2016		1,759,000	1,772,193
Travelport LLC company guaranty 9 7/8s, 2014		1,028,000	1,025,430
			17,878,436

Consumer (1.1%)
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	410,000	529,666
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		$1,120,000	1,143,800
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2020		590,000	578,200
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		3,136,000	3,073,280
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		3,982,000	3,981,502
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		4,337,000	4,347,843
			13,654,291

Consumer staples (5.0%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		774,063	11,954
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		2,987,000	2,777,910
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014		2,447,000	2,324,650
Avis Budget Car Rental, LLC 144A company guaranty sr.
notes 9 5/8s, 2018		585,000	585,000
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		2,840,000	2,811,600

Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	2,424,000	2,351,280
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	738,000	717,705
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	3,323,000	3,306,385
Dean Foods Co. company guaranty 7s, 2016	570,000	523,688
Dole Food Co. 144A sr. sec. notes 8s, 2016	1,405,000	1,408,513
Dole Food Co., Inc. sr. notes 13 7/8s, 2014	1,372,000	1,584,660
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	3,418,000	3,375,275
Games Merger Corp. 144A sr. notes 11s, 2018	3,530,000	3,477,050
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015	1,762,000	1,621,040
Hertz Corp. company guaranty 8 7/8s, 2014	4,725,000	4,748,625
JBS USA LLC/JBS USA Finance, Inc. sr. notes 11 5/8s,
2014	1,050,000	1,153,005
Libbey Glass, Inc. 144A sr. notes 10s, 2015	1,180,000	1,224,250
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	1,450,000	1,446,375
Pinnacle Foods Finance LLC 144A sr. unsec. notes
9 1/4s, 2015	1,045,000	1,042,388
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018	1,650,000	1,654,125
Revlon Consumer Products 144A company guaranty sr.
notes 9 3/4s, 2015	1,720,000	1,750,100
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019	880,000	895,400
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	886,000	797,400
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017	3,472,000	2,786,280
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017	1,695,000	1,824,244
Smithfield Foods, Inc. sr. unsec. notes 7s, 2011	775,000	782,750
Smithfield Foods, Inc. sr. unsec. notes Ser. B,
7 3/4s, 2013	2,640,000	2,574,000
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014	1,660,000	1,777,238
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)	1,854,087	1,965,332
Supervalu, Inc. sr. unsec. notes 8s, 2016	1,865,000	1,837,025
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	2,508,000	2,946,900
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	4,985,000	5,147,013
		63,229,160

Energy (oil field) (2.5%)
Complete Production Services, Inc. company guaranty
8s, 2016	2,055,000	2,024,175
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)	2,630,000	2,551,100
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	6,787,000	6,651,260
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	1,350,000	1,255,500
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	4,200,000	4,179,000
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	3,652,000	3,542,440
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	1,523,597	1,538,220
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	2,793,000	2,848,860
Stallion Oilfield Holdings Ltd. 144A sr. notes
10 1/2s, 2015	2,960,000	2,819,400
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017	2,790,000	2,762,100
Trico Shipping AS 144A sr. notes 11 7/8s, 2014 (Norway)	1,735,000	1,617,888
		31,789,943

Entertainment (0.5%)
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	1,125,000	1,136,250
Marquee Holdings, Inc. sr. disc. notes 9.505s, 2014	4,678,000	3,812,570
Universal City Development Partners, Ltd. 144A sr.
notes 8 7/8s, 2015	1,075,000	1,064,250
Universal City Development Partners, Ltd. 144A sr.
sub. notes 10 7/8s, 2016	715,000	722,150
		6,735,220

Financials (7.2%)
American General Finance Corp. sr. unsec. notes Ser.
MTN, 6.9s, 2017	5,670,000	4,507,650
American General Finance Corp. sr. unsec. notes Ser.
MTNI, Class I, 4 7/8s, 2012	3,035,000	2,731,500
American General Finance Corp. sr. unsec. notes, MTN
Ser. J, 5 5/8s, 2011	906,000	869,760
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	1,820,000	1,467,612
BAC Capital Trust XI bank guaranty jr. unsec. sub.
notes 6 5/8s, 2036	1,695,000	1,463,580
BankAmerica Capital II bank guaranty jr. unsec. sub.
notes 8s, 2026	695,000	674,150
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	1,525,000	1,700,375
CIT Group, Inc. sr. bond 7s, 2017	10,316,311	9,310,471
CIT Group, Inc. sr. bond 7s, 2016	5,738,079	5,207,307
CIT Group, Inc. sr. bond 7s, 2015	1,867,848	1,723,090
CIT Group, Inc. sr. bond 7s, 2014	1,225,848	1,152,297
CIT Group, Inc. sr. bond 7s, 2013	2,591,231	2,494,060
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	1,695,000	1,559,400
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 (PIK)	2,369,000	2,629,590
GMAC, Inc. 144A company guaranty sr. unsec. notes 8s,

2020		1,270,000	1,231,900
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012		2,455,000	2,439,656
GMAC, LLC company guaranty sr. unsec. notes 6 7/8s,
2012		4,210,000	4,157,375
GMAC, LLC company guaranty sr. unsec. notes 6 5/8s,
2012		1,291,000	1,271,635
GMAC, LLC company guaranty sr. unsec. notes Ser. 8,
6 3/4s, 2014		4,734,000	4,509,135
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.452s, 2014		624,000	512,609
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014		1,442,000	1,367,927
GMAC, LLC 144A company guaranty sr. unsec. notes 8.3s,
2015		1,485,000	1,490,569
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)		2,805,000	2,647,906
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		1,156,000	1,057,740
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A sr. notes 8s, 2018		5,295,000	4,977,300
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)		960,000	770,400
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		1,345,000	1,375,263
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,824,000	1,755,600
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027		680,000	659,600
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015		2,492,000	2,242,800
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		1,425,000	1,417,875
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015		6,165,000	5,918,400
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)		1,330,000	1,316,700
Reynolds Group Issuer, Inc. 144A sr. notes 8 1/2s, 2018		3,365,000	3,196,750
Royal Bank of Scotland Group PLC jr. unsec. sub. bonds
FRB 7.648s, 2049 (United Kingdom)	EUR	2,285,000	1,736,600
SLM Corp. sr. notes Ser. MTN, 8s, 2020		$1,975,000	1,756,759
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013		6,590,000	6,217,823
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.311s, 2014		756,000	604,800
			92,123,964

Gaming and lottery (2.9%)
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		2,560,000	2,425,600
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		1,760,000	1,804,000
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		605,000	544,500
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		5,856,000	4,626,240
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2015		710,000	621,250
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		4,810,000	5,038,475
Harrahs Operating Escrow, LLC/Harrahs Escrow Corp.
144A sr. notes 12 3/4s, 2018		1,065,000	985,125
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		2,875,000	2,483,281
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		4,615,000	1,015,300
MGM Mirage, Inc. company guaranty sr. unsec. notes
6 5/8s, 2015		1,160,000	910,600
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		2,000	1,845
MGM Mirage, Inc. 144A sr. notes 9s, 2020		515,000	516,288
MGM Mirage, Inc. 144A sr. sec. notes 10 3/8s, 2014		485,000	515,313
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		3,455,000	3,455,000
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		675,000	685,125
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		495,000	460,350
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		725,000	732,250
Pinnacle Entertainment, Inc. 144A sr. sub. notes
8 3/4s, 2020		2,540,000	2,349,500
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		3,504,000	219,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		8,703,000	21,758
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. Ser. EXCH, 6 5/8s, 2014		2,215,000	2,192,850
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		4,580,000	4,900,600
			36,504,250

Health care (6.9%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		4,425,000	4,679,438
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		1,969,000	2,015,764
DaVita, Inc. company guaranty 6 5/8s, 2013		3,127,000	3,103,548
DaVita, Inc. company guaranty sr. unsec. sub. notes
7 1/4s, 2015		820,000	815,900
Elan Finance PLC/Elan Finance Corp. 144A company
guaranty sr. notes 8 3/4s, 2016 (Ireland)		3,550,000	3,479,000
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		4,305,000	4,531,013
HCA, Inc. sr. sec. notes 9 1/4s, 2016		4,080,000	4,273,800
HCA, Inc. sr. sec. notes 9 1/8s, 2014		4,712,000	4,959,380
HCA, Inc. 144A sr. sec. notes 8 1/2s, 2019		4,655,000	4,864,475
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		3,165,000	2,971,144
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes

8 3/4s, 2014	80,000	80,000
Lantheus Medical Imaging, Inc. 144A sr. notes 9 3/4s,
2017	1,725,000	1,656,000
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	4,455,000	4,566,375
Psychiatric Solutions, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2015	935,000	958,375
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	1,055,000	1,052,363
Select Medical Corp. company guaranty 7 5/8s, 2015	3,095,000	2,909,300
Service Corporation International debs. 7 7/8s, 2013	3,506,000	3,400,820
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	6,211,000	6,024,670
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	279,000	290,858
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	3,850,000	3,782,625
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	2,717,852	2,663,495
Talecris Biotherapeutics Holdings Corp. 144A sr.
unsec. notes 7 3/4s, 2016	1,850,000	1,803,750
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018	1,340,000	1,468,975
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015	5,394,000	5,663,700
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	1,000,000	1,000,000
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.643s, 2012 (PIK)	4,034,000	3,590,260
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014	2,142,000	2,187,518
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	6,916,000	7,354,170
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	1,556,000	1,563,780
		87,710,496

Homebuilding (1.5%)
Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018	2,000,000	1,880,000
Lennar Corp. 144A company guaranty sr. unsec. notes
6.95s, 2018	2,520,000	2,255,400
M/I Schottenstein Homes, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2012	3,787,000	3,682,858
Realogy Corp. company guaranty sr. notes 11s, 2014
(PIK)	790,270	663,827
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	5,650,000	4,802,500
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016	1,950,000	2,115,750
Standard Pacific Corp. company guaranty sr. notes
8 3/8s, 2018	1,115,000	1,064,825
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015	1,690,000	1,554,800
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014	1,135,000	1,061,225
		19,081,185

Household furniture and appliances (0.2%)
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	2,331,000	2,552,445
		2,552,445

Lodging/Tourism (0.4%)
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	3,790,000	3,790,000
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	117,000	114,660
Seminole Hard Rock Entertainment, Inc. 144A sr. notes
FRN 2.757s, 2014	1,541,000	1,325,260
		5,229,920

Media (1.7%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	1,766,000	1,823,395
Affinion Group, Inc. company guaranty 10 1/8s, 2013	1,340,000	1,363,450
Affinity Group, Inc. sr. sub. notes 9s, 2012	4,466,000	3,126,200
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017	650,000	712,563
Liberty Media, LLC sr. notes 5.7s, 2013	2,175,000	2,175,000
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	2,866,000	2,912,573
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	4,160,000	3,848,000
QVC Inc. 144A sr. notes 7 3/8s, 2020	1,425,000	1,382,250
QVC Inc. 144A sr. sec. notes 7 1/2s, 2019	710,000	692,250
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014	1,265,000	1,190,681
WMG Acquisition Corp. 144A sr. sec. notes 9 1/2s, 2016	2,280,000	2,359,800
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014	655,000	641,900
		22,228,062

Oil and gas (7.7%)

ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015	1,142,000	896,470
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	4,203,000	3,803,715
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	790,000	855,175
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	5,369,000	4,187,820
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017	1,255,000	1,236,175
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	3,950,000	3,940,125
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	4,277,000	4,105,920
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	2,435,000	2,544,575
Crosstex Energy/Crosstex Energy Finance Corp. 144A sr.
notes 8 7/8s, 2018	2,960,000	2,915,600
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016	475,000	507,063
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	2,062,000	2,118,705
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	3,647,000	3,637,883
Ferrellgas LP/Ferrellgas Finance Corp. sr. notes
6 3/4s, 2014	5,849,000	5,702,775
Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes Ser. UNRE, 6 3/4s, 2014	374,000	364,650
Forest Oil Corp. sr. notes 8s, 2011	4,280,000	4,451,200
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	6,319,000	6,192,620
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	490,000	483,875
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	6,054,000	6,069,135
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	2,275,000	1,945,125
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	5,540,000	4,709,000
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	4,421,000	4,531,525
PetroHawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	585,000	618,638
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	3,325,000	3,424,750
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	787,000	766,341
Plains Exploration & Production Co. company guaranty
7s, 2017	4,966,000	4,543,890
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	1,017,000	917,843
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	1,223,000	1,192,425
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	1,585,000	1,727,650
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	790,000	793,950
Rosetta Resources, Inc. 144A company guaranty sr.
unsec. notes 9 1/2s, 2018	2,355,000	2,319,675
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	4,446,000	3,690,180
Sabine Pass LNG LP sr. sec. notes 7 1/4s, 2013	745,000	685,400
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	5,452,000	4,879,540
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	925,000	911,125
Whiting Petroleum Corp. company guaranty 7s, 2014	2,107,000	2,120,169
Williams Cos., Inc. (The) notes 7 3/4s, 2031	474,000	517,129
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	1,033,000	1,193,923
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	1,915,000	1,937,815
		97,439,574

Publishing (0.9%)
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)	3,730,636	2,424,913
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	318,584	207,080
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	3,280,000	2,976,600
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	2,080,000	2,022,800
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	394,000	394,493
McClatchy Co. (The) 144A company guaranty sr. notes
11 1/2s, 2017	2,365,000	2,376,825
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)	3,160,547	1,359,035
		11,761,746

Regional Bells (1.1%)
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	1,218,000	1,135,785
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018	1,025,000	948,125
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018	2,540,000	2,482,850
Frontier Communications Corp. 144A sr. notes 8 1/2s,
2020	2,615,000	2,575,775
Frontier Communications Corp. 144A sr. notes 8 1/4s,
2017	2,770,000	2,742,300
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	462,000	455,070
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	810,000	865,688
Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016	750,000	813,750

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	2,586,000	2,534,280
		14,553,623

Retail (3.2%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	800,000	784,000
Blockbuster, Inc. 144A company guaranty sr. notes
11 3/4s, 2014	1,810,000	1,067,900
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	3,336,000	3,319,320
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	3,121,000	3,222,433
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	2,028,000	2,210,520
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013	2,279,000	1,447,165
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.252s, 2012	1,012,000	609,730
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020	1,040,000	1,032,200
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. unsub. notes 8 7/8s, 2015	2,580,000	2,844,450
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	4,555,000	4,685,956
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	6,290,434	6,141,036
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015	1,415,000	1,393,775
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017	4,475,000	4,956,063
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017	2,400,000	2,478,000
United Auto Group, Inc. company guaranty 7 3/4s, 2016	4,421,000	4,166,793
		40,359,341

Technology (4.5%)
Advanced Micro Devices, Inc. 144A sr. unsec. notes
8 1/8s, 2017	1,485,000	1,457,156
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	2,751,850	2,628,017
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	3,360,000	3,196,200
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	1,462,000	1,551,548
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	7,036,938	5,436,035
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015	1,495,000	1,218,425
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	3,375,000	2,160,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	3,405,424	2,945,692
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	2,061,000	1,860,053
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	3,728,000	3,001,040
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	1,495,000	1,547,325
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018	2,645,000	2,625,163
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	698,000	715,450
Iron Mountain, Inc. company guaranty 7 3/4s, 2015	112,000	112,560
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	211,000	207,835
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	533,000	525,005
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	960,000	974,400
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	529,000	359,720
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (F)(NON)	2,748,000	239,351
NXP BV/NXP Funding, LLC company guaranty Ser. EXCH,
9 1/2s, 2015 (Netherlands)	2,275,000	1,959,344
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN Ser. EXCH, 3.053s, 2013 (Netherlands)	1,795,000	1,548,188
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)	3,455,000	3,187,238
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	3,027,000	3,061,054
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	3,490,000	3,524,900
SunGard Data Systems, Inc. company guaranty sr. unsec.
unsub. notes 10 5/8s, 2015	589,000	621,395
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013	3,058,000	2,996,840
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	835,000	905,975
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	4,285,000	4,992,025
Xerox Capital Trust I company guaranty 8s, 2027	1,647,000	1,644,317
		57,202,251

Telecommunications (7.1%)
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017	1,095,000	1,160,700
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	3,545,000	3,438,650
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015	2,640,000	2,574,000
Crown Castle International Corp. sr. unsec. notes
7 1/8s, 2019	710,000	688,700
Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018

(Jamaica)		1,490,000	1,508,625
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		2,540,000	2,489,200
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		1,614,000	1,561,545
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		1,295,000	1,291,763
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Bermuda)		7,185,000	7,077,225
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/2s, 2015 (Bermuda)		765,000	776,475
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Bermuda)		2,118,000	2,096,820
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)		7,644,000	8,083,530
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		1,825,000	1,843,250
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 1/2s, 2013 (Bermuda)		557,000	561,178
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		4,142,000	3,769,220
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		1,088,000	924,800
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		6,625,000	6,823,750
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		6,135,000	5,782,238
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		4,930,000	5,275,100
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		931,000	954,275
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		936,000	910,260
PAETEC Holding Corp. 144A company guaranty sr. notes
8 7/8s, 2017		2,080,000	2,054,000
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		465,000	484,763
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		2,360,000	2,430,800
Sprint Capital Corp. company guaranty 6 7/8s, 2028		6,828,000	5,675,775
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		2,705,000	2,657,663
West Corp. company guaranty 9 1/2s, 2014		3,923,000	3,903,385
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		4,555,000	4,646,100
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	255,000	319,728
Wind Acquisition Holdings Finance SA 144A company
guaranty sr. notes zero %, 2017 (Italy) (PIK)		$1,910,000	1,795,400
Windstream Corp. company guaranty 8 5/8s, 2016		4,962,000	4,912,380
Windstream Corp. company guaranty 8 1/8s, 2013		1,975,000	1,994,750
			90,466,048

Telephone (0.6%)
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		3,612,000	3,639,090
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		1,855,000	1,882,825
Integra Telecom Holdings, Inc. 144A sr. notes 10 3/4s,
2016		1,755,000	1,693,575
			7,215,490

Textiles (0.7%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		4,750,000	4,441,250
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		1,640,000	1,664,600
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		972,000	1,008,450
Levi Strauss & Co. 144A sr. notes 7 5/8s, 2020		1,965,000	1,915,875
			9,030,175

Tire and rubber (0.3%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		4,125,000	4,372,500
			4,372,500

Transportation (0.3%)
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		3,121,000	3,245,840
			3,245,840

Utilities and power (4.5%)
AES Corp. (The) sr. unsec. notes 8s, 2020		1,291,000	1,252,270
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,655,000	1,626,038
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		1,240,000	1,258,600
AES Corp. (The) 144A sr. notes 9 3/4s, 2016		270,000	286,875
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		4,228,000	3,963,750
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		3,247,000	3,263,628
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		2,320,000	1,676,200
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016		4,885,000	4,420,925
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		1,916,000	1,389,100
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		435,000	386,063
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,900,000	1,235,000
Edison Mission Energy sr. unsec. notes 7s, 2017		60,000	40,575
El Paso Corp. sr. unsec. notes 12s, 2013		1,005,000	1,150,725
El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		121,000	114,950

El Paso Natural Gas Co. debs. 8 5/8s, 2022	1,597,000	1,877,919
Energy Future Holdings Corp. company guaranty sr.
unsec. notes zero %, 2017 (PIK)	2,877,900	1,849,051
Energy Future Holdings Corp. sr. notes 9 3/4s, 2019	1,646,000	1,559,585
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	914,000	952,845
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	562,000	571,835
Mirant Americas Generation, Inc. sr. unsec. notes
9 1/8s, 2031	2,070,000	1,873,350
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	1,866,000	1,903,320
Mirant North America, LLC company guaranty 7 3/8s, 2013	4,782,000	4,793,955
NRG Energy, Inc. company guaranty 7 3/8s, 2017	2,440,000	2,354,600
NRG Energy, Inc. sr. notes 7 3/8s, 2016	9,600,000	9,288,000
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	440,000	470,800
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	2,367,000	2,435,051
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	639,000	672,342
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes zero %, 2016 (United
Kingdom) (PIK)	3,638,781	2,365,208
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. B, 10 1/4s, 2015
(United Kingdom)	4,025,000	2,696,750
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	156,000	162,195
		57,891,505

Total corporate bonds and notes (cost $1,094,878,904)		$1,075,734,196

SENIOR LOANS (6.1%)(a)(c)
	Principal amount	Value

Automotive (0.1%)
Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	$1,860,000	$1,990,200
		1,990,200

Basic materials (0.4%)
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	1,593,854	1,541,058
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	1,593,854	1,541,058
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016 (U)	1,880,000	1,871,595
		4,953,711

Broadcasting (0.3%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 4.0041s, 2016	1,999,026	1,538,001
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.5401s, 2014	2,327,282	1,996,008
		3,534,009

Capital goods (--%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.3371s, 2014	156,121	128,280
		128,280

Communication services (0.2%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN Ser. D, 3.0378s, 2014	2,430,000	2,172,420
		2,172,420

Consumer cyclicals (1.4%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	3,395,128	3,326,520
Dex Media West, LLC bank term loan FRN Ser. A, 7 1/2s,
2014	685,121	628,941
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.36s, 2014	2,394,574	1,085,791
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.3416s, 2014	893,497	405,146
QVC, Inc. bank term loan FRN 5.8413s, 2014	170,438	169,906
Reynolds Consumer Products, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2015	1,520,438	1,515,876
Six Flags Theme Parks bank term loan FRN 9 1/4s, 2016	1,980,000	1,987,425
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016	2,970,000	2,950,356
Thomas Learning bank term loan FRN Ser. B, 2.79s, 2014	1,436,411	1,240,341
Travelport, LLC bank term loan FRN Ser. C, 10 1/2s,
2013	506,175	501,113
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	6,410,500	3,922,425
		17,733,840

Consumer staples (0.7%)
Claire's Stores, Inc. bank term loan FRN 3.0401s, 2014	3,187,495	2,674,509
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.7777s, 2014	2,521,429	2,367,443
Revlon Consumer Products bank term loan FRN 6s, 2015	1,925,000	1,872,865
Rite-Aid Corp. bank term loan FRN 9 1/2s, 2015	2,057,776	2,086,714
Rite-Aid Corp. bank term loan FRN Ser. B, 2.0829s, 2014	327,149	288,709

		9,290,240

Energy (0.1%)
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	766,150	754,898
		754,898

Entertainment (0.2%)
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 5.5025s, 2014	3,192,000	3,176,678
		3,176,678

Financials (0.6%)
American General Finance Corp. bank term loan FRN
7 1/4s, 2015	2,435,000	2,357,080
CB Richard Ellis Services, Inc. bank term loan FRN
Ser. B, 6s, 2013	1,189,507	1,184,303
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	1,378,075	1,341,901
iStar Financial, Inc. bank term loan FRN 1.751s, 2011	2,045,000	1,853,281
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.3247s, 2014	1,145,028	970,206
		7,706,771

Gaming and lottery (0.1%)
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 7.8155s, 2016	857,850	858,445
		858,445

Health care (0.8%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2016	2,690,000	2,629,475
Fenwal, Inc. bank term loan FRN 5.7878s, 2014	500,000	417,500
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.5878s, 2014	7,161,786	6,499,321
Select Medical Corp. bank term loan FRN Ser. B,
2.4841s, 2012	434,398	417,204
		9,963,500

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 0.081s, 2013	231,990	195,567
Realogy Corp. bank term loan FRN Ser. B, 3.2915s, 2013	861,676	726,393
		921,960

Technology (0.3%)
Compucom Systems, Inc. bank term loan FRN 3.86s, 2014	1,082,139	1,022,622
First Data Corp. bank term loan FRN Ser. B1, 3.0872s,
2014	2,940,000	2,476,950
		3,499,572

Telecommunications (--%)
Level 3 Financing, Inc. bank term loan FRN Ser. B,
8.9556s, 2014	235,000	251,744
		251,744

Transportation (0.4%)
Swift Transportation Co., Inc. bank term loan FRN
8 1/4s, 2014	5,490,119	5,074,929
		5,074,929

Utilities and power (0.4%)
TXU Energy Corp. bank term loan FRN Ser. B2, 3.9692s,
2014	187,892	144,341
TXU Energy Corp. bank term loan FRN Ser. B3, 3.797s,
2014	7,305,534	5,579,602
		5,723,943

Total senior loans (cost $83,043,858)		$77,735,140

COMMON STOCKS (3.2%)(a)
	Shares	Value

AboveNet, Inc. (NON)	5,060	$232,052
AES Corp. (The) (NON)	144,010	1,478,983
Alliance Imaging, Inc. (NON)	340,211	1,891,573
Alpha Natural Resources, Inc. (NON)	29,775	1,142,467
American Media, Inc. 144A (F)(NON)	63,915	6
Avis Budget Group, Inc. (NON)	70,380	834,003
Bohai Bay Litigation, LLC (Escrow) (F)(NON)(AFF)	3,899	12,165
Charter Communications, Inc. Class A (NON)	20,090	723,240
CIT Group, Inc. (NON)	31,093	1,143,911
Dana Holding Corp. (NON)	120,744	1,311,280
Decrane Aircraft Holdings, Inc. (F)(NON)	29,311	29
El Paso Corp.	120,275	1,363,919
FelCor Lodging Trust, Inc. (NON)(R)	182,130	1,231,199
Freeport-McMoRan Copper & Gold, Inc. Class B	32,280	2,261,214
Interpublic Group of Companies, Inc. (The) (NON)	132,405	1,105,582
Louisiana-Pacific Corp. (NON)	151,171	1,284,954
LyondellBasell Industries NV Class A (Netherlands)

(NON)			60,583	1,076,560
LyondellBasell Industries NV Class B (Netherlands)
(NON)			23,128	409,366
Macy's, Inc.			85,175	1,891,737
Nortek, Inc. (NON)			64,161	2,887,245
Pactiv Corp. (NON)			36,820	1,052,316
PetroHawk Energy Corp. (NON)			88,840	1,708,393
Public Service Enterprise Group, Inc.			58,200	1,782,666
Qwest Communications International, Inc.			322,791	1,691,425
Sealy Corp. (NON)			407,153	1,323,247
Service Corporation International			240,756	2,056,056
Spectrum Brands, Inc. (NON)			92,910	2,577,323
Sprint Nextel Corp. (NON)			408,745	2,096,862
Stallion Oilfield Holdings, Ltd. (NON)			78,077	1,717,694
Thermadyne Holdings Corp. (NON)			69,804	792,275
TRW Automotive Holdings Corp. (NON)			69,320	2,085,146
Vertis Holdings, Inc. (F)(NON)			135,886	136

Total common stocks (cost $41,364,584)				$41,165,024

CONVERTIBLE BONDS AND NOTES (2.7%)(a)
			Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011			$2,120,000	$2,003,400
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			1,980,000	1,920,600
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)			2,145,000	2,099,419
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024			2,180,000	2,278,100
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)			1,665,000	2,328,919
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			1,173,000	1,647,561
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)			1,929,000	2,037,506
L-3 Communications Holdings, Inc. cv. company sr.
unsec. bonds 3s, 2035			505,000	510,681
L-3 Communications Holdings, Inc. 144A cv. company
guaranty sr. unsec. bonds 3s, 2035			1,361,000	1,376,311
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014			1,575,000	1,321,031
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 5 1/4s, 2011			800,000	768,000
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012			1,880,000	1,701,400
Owens Brockway Glass Container, Inc. 144A cv. sr.
notes 3s, 2015			1,460,000	1,412,842
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012			4,669,000	4,248,790
Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes
10 1/8s, 2014			382,000	397,280
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			930,000	1,027,069
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036			4,169,000	3,429,003
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016			1,625,000	1,840,313
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014			1,532,000	1,535,983

Total convertible bonds and notes (cost $30,713,566)				$33,884,208

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Crown Castle International Corp. $3.125 cum. cv. pfd.			34,320	$1,885,455
Dole Food Automatic Exchange 144A 7.00% cv. pfd.			103,165	998,637
Great Plains Energy, Inc. $6.00 cv. pfd.			20,030	1,204,805
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.			74,594	1,776,083
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			4,338	6,290
XL Capital, Ltd. $2.687 cv. pfd.			70,185	1,895,697

Total convertible preferred stocks (cost $11,599,398)				$7,766,967

PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. (PIK)			21,000	$147,000
GMAC, Inc. 144A Ser. G, 7.00% cum. pfd.			4,532	3,408,914

Total preferred stocks (cost $1,926,029)				$3,555,914

MORTGAGE-BACKED SECURITIES (--%)(a)
			Principal amount	Value

Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040			$2,190,000	$147,784
Ser. 04-1A, Class K, 5.45s, 2040			880,000	50,600
Ser. 04-1A, Class L, 5.45s, 2040			400,000	53,000

Total mortgage-backed securities (cost $2,807,309)				$251,384

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	977	$69,367
Charter Communication Class A	11/30/14	46.86	420	2,583
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	--
Decrane Aircraft Holdings Co. Class B	6/30/10	116.00	1	--
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/01/11	0.01	714,514	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR 0.001	4,137	164,693

Vertis Holdings, Inc. (F)	10/18/15	$0.01	9,578	1
ZSC Specialty Chemicals PLC 144A (United Kingdom)	6/30/11	0.01	269,866	2,699
ZSC Specialty Chemicals PLC (Preferred) 144A (United
Kingdom)	6/30/11	0.01	269,866	2,699

Total warrants (cost $555,683)				$242,042

U.S GOVERNMENT AGENCY OBLIGATIONS (--%)(a)
			Principal amount	Value

Freddie Mac sr. unsec. notes 5.4s, March 17, 2021 (i)			$130,000	$147,593

Total U.S government agency obligations (cost $147,593)				$147,593

U.S. TREASURY OBLIGATIONS (--%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.75s, March 31, 2014 (i)			$142,000	$142,675

Total U.S. treasury obligations (cost $142,674)				$142,675

SHORT-TERM INVESTMENTS (1.0%)(a)
		Principal amount/shares		Value

Putnam Money Market Liquidity Fund -0.24% (e)			12,348,012	$12,348,012
SSgA Prime Money Market Fund (i)			$140,000	140,000
U.S. Treasury Bills for an effective yield of 0.30%,
November 18, 2010			250,000	249,532

Total short-term investments (cost $12,737,661)				$12,737,544

TOTAL INVESTMENTS

Total investments (cost $1,279,917,259) (b)				$1,253,362,687

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$1,695,263	$1,817,451	6/17/10	$(122,188)

Total				$(122,188)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$11,397,870	$12,219,138	6/17/10	$821,268

Total				$821,268

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,273,450,412.

(b) The aggregate identified cost on a tax basis is $1,283,503,328, resulting in gross unrealized appreciation and depreciation of $53,310,217 and $83,450,858, respectively, or net unrealized depreciation of $30,140,641.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $5, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	proceeds	income	Value

Bohai Bay Litigation, LLC (Escrow)	$--	$--	$--	$12,165
	--	--	--	--

Totals	$--	$--	$--	$12,165

Market values are shown for those securities affiliated at period end.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $16,038 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $334,406,012 and $327,227,524, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of the close of the reporting period, the fund had unfunded loan commitments of $1,880,000, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Smurfit-Stone Container Enterprises, Inc.	$1,880,000

Totals	$--

At the close of the reporting period, liquid assets totaling $116,811 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund had an average contract amount of approximately $18,600,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $129,987 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $122,188 on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$5,032,094	$--	$--

Capital goods	1,844,591	--	29

Communication services	4,743,579	--	--

Conglomerates	--	--	12,165

Consumer cyclicals	8,948,191	2,887,245	142

Consumer staples	5,467,382	--	--

Energy	4,568,554	--	--

Financials	1,143,911	--	--

Health care	1,891,573	--	--

Utilities and power	4,625,568	--	--

Total common stocks	38,265,443	2,887,245	12,336

Convertible bonds and notes	--	33,884,208	--

Convertible preferred stocks	--	7,766,967	--

Corporate bonds and notes	--	1,075,482,886	251,310

Mortgage-backed securities	--	251,384	--

Preferred stocks	--	3,555,914	--

Senior loans	--	77,735,140	--

Warrants	69,367	172,674	1

U.S. treasury obligations	--	142,675	--

U.S. government agency obligations	--	147,593	--

Short-term investments	12,488,012	249,532	--

Totals by level	$50,822,822	$1,202,276,218	$263,647

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$(122,188)	$--

Forward currency contracts to sell	--	821,268	--

Totals by level	$--	$699,080	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$821,268	$122,188

Equity contracts	242,042	--

Total	$1,063,310	$122,188

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010